Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Less: Accumulated amortization		¥ (4,436)			¥ (12,818)
Intangible assets, net		5,423		$ 7,152	49,790
Amortization expenses	¥ 8,383	1,789	¥ 1,765
Estimated amortization expenses to the intangible assets for future periods
2020					11,412
2021					6,577
2022					2,396
2023					2,379
2024					2,366
2025 and thereafter					24,660
Total		5,423		$ 7,152	49,790
Customer database
Intangible assets, net
Intangible assets, gross		9,697			9,697
Trademark
Intangible assets, net
Intangible assets, gross		¥ 162			162
License [Member]
Intangible assets, net
Intangible assets, gross					35,410
Software copyright [Member]
Intangible assets, net
Intangible assets, gross					14,506
Customer Relationships [Member]
Intangible assets, net
Intangible assets, gross					¥ 2,833